Inventories - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cost of product revenue
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense	$ 32.0	$ 16.5